Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet - Monte Carlo Simulation Model One [Member] - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 07, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet [Line Items]
Common stock price (in Dollars per share)	$ 6.33		$ 3.94	$ 1.39
Expected volatility	359.00%	251.36%	359.00%	227.38%
Expected term	1 year	1 year 5 months 1 day	11 months 8 days	1 year 8 months 1 day
Risk free rate	0.05%	0.12%	0.07%	0.12%
Forfeiture rate (in Dollars per share)	$ 0		$ 0	$ 0
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair Market Value of Convertible component (in Dollars)	$ 423		$ 421	$ 157